Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2025	Dec. 31, 2024
Mexico
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	8.80%	9.00%
Weighted average cost of capital after tax percentage	6.20%	6.30%
Mexico | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.90%
Mexico | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	5.00%
Mexico | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.10%
Mexico | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		5.40%
Brazil
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.40%	10.90%
Weighted average cost of capital after tax percentage	7.20%	6.80%
Brazil | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.90%
Brazil | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	3.30%
Brazil | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.60%
Brazil | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.10%
Colombia
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	10.50%	12.00%
Weighted average cost of capital after tax percentage	7.90%	7.90%
Colombia | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.40%
Colombia | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	3.50%
Colombia | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.10%
Colombia | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.60%
Argentina
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	16.80%	16.00%
Weighted average cost of capital after tax percentage	11.80%	12.00%
Argentina | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	10.10%
Argentina | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	5.20%
Argentina | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		35.10%
Argentina | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.50%
Guatemala
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	8.80%	9.50%
Weighted average cost of capital after tax percentage	6.80%	7.20%
Guatemala | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.80%
Guatemala | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	7.30%
Guatemala | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.00%
Guatemala | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		11.90%
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	10.80%	12.00%
Weighted average cost of capital after tax percentage	7.90%	8.50%
Costa Rica | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.30%
Costa Rica | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.10%
Costa Rica | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.80%
Costa Rica | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.60%
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	21.60%	23.00%
Weighted average cost of capital after tax percentage	14.10%	13.10%
Nicaragua | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.30%
Nicaragua | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.20%
Nicaragua | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.50%
Nicaragua | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.50%
Panama
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.30%	11.70%
Weighted average cost of capital after tax percentage	8.60%	9.10%
Panama | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	1.00%
Panama | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	5.60%
Panama | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		1.80%
Panama | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.30%
Uruguay
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.00%	9.50%
Weighted average cost of capital after tax percentage	6.80%	7.10%
Uruguay | Expected Annual Long-Term Inflation 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.50%
Uruguay | Expected Volume Growth Rates 2026-2030
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.50%
Uruguay | Expected Annual Long-Term Inflation 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		5.10%
Uruguay | Expected Volume Growth Rates 2025-2029
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.20%